UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   September 30, 2007
Ended:                                   --------------------


Check here if Amendment [_]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [_] is a restatement.
                                                [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bonanza Capital, Ltd.
           -------------------------------------
Address:   300 Crescent Court, Suite 250
           -------------------------------------
           Dallas, TX 75201
           -------------------------------------

           -------------------------------------

Form 13F File Number:  28-11243
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernay Box
           -------------------------------------
Title:     Managing Partner
           -------------------------------------
Phone:     214-303-3900
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ Bernay Box                Dallas, TX           11/14/2007
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                      --------------

Form 13F Information Table Entry            41
Total:
                                      --------------

Form 13F Information Table value     $   251,500
Total:
                                      --------------
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE

BONANZA CAPITAL LTD
Managed Assets as of 09/30/2007
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COLUMN 1                      COLUMN 2  COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7               COLUMN 8

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                              TITLE OF   CUSIP      VALUE     SHS OR   SH/  PUT/ INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                  CLASS              (x$1000)   PRN AMT  PRN  CALL DISCRETION  MGRS     SOLE        SHARED      NONE
-----------------------------------------------------------------------------------------------------------------------------------
ABRAXAS PETE CORP              COM       003830106    1,910    500,000   SH         SOLE               500,000
ALLION HEALTHCARE INC          COM       019615103    8,386  1,194,600   SH         SOLE             1,194,600
AWARE INC MASS                 COM       05453N100    3,870    900,000   SH         SOLE               900,000
BLUEPHOENIX SOLUTIONS LTD      SHS       M20157109    6,064    329,400   SH         SOLE               329,400
BON-TON STORES INC             COM       09776J101   14,314    630,000   SH         SOLE               630,000
CHANNELL COML CORP             COM       159186105    2,328    600,000   SH         SOLE               600,000
CIRRUS LOGIC INC               COM       172755100      800    125,000   SH         SOLE               125,000
COMSTOCK HOMEBUILDING COS IN   CL A      205684103    2,110  1,153,100   SH         SOLE             1,153,100
CONTANGO OIL & GAS COMPANY     COM NEW   21075N204    7,240    200,000   SH         SOLE               200,000
CYBEX INTL INC                 COM       23252E106    3,778    767,800   SH         SOLE               767,800
DXP ENTERPRISES INC NEW        COM NEW   233377407    5,366    151,124   SH         SOLE               151,124
ELECTRO OPTICAL SCIENCES INC   COM       285192100    8,287  1,506,700   SH         SOLE             1,506,700
ENDEAVOR ACQUISITION CORP      W EXP     292577111      122     23,700   SH         SOLE                23,700
                               12/14/200
ENTERTAINMENT DIST CO INC      COM       29382J105    1,920  1,500,000   SH         SOLE             1,500,000
EUROSEAS LTD                   COM NEW   Y23592200   10,579    728,098   SH         SOLE               728,098
GREENFIELD ONLINE INC          COM       395150105    6,863    450,000   SH         SOLE               450,000
HALOZYME THERAPEUTICS INC      COM       40637H109   16,497  1,898,343   SH         SOLE             1,898,343
HAYNES INTERNATIONAL INC       COM NEW   420877201    2,220     26,000   SH         SOLE                26,000
INFINITY PHARMACEUTICALS IN    COM       45665G303    2,084    230,000   SH         SOLE               230,000
INTERSECTIONS INC              COM       460981301    4,655    455,900   SH         SOLE               455,900
INVESTOOLS INC                 COM       46145P103   19,646  1,625,000   SH         SOLE             1,625,000
IXYS CORP                      COM       46600W106    5,215    500,000   SH         SOLE               500,000
KAPSTONE PAPER & PACKAGING     COM       48562P103      718    100,000   SH         SOLE               100,000
KHD HUMBOLDT WEDAG INTL LTD    COM       482462108    7,974    261,432   SH         SOLE               261,432
MAUI LD & PINEAPPLE INC        COM       577345101    5,327    175,000   SH         SOLE               175,000
OUTDOOR CHANNEL HLDGS INC      COM NEW   690027206    6,140    680,000   SH         SOLE               680,000
PETRO RES CORP                 COM       71646K106    4,712  1,963,500   SH         SOLE             1,963,500
PREMIER EXIBITIONS INC         COM       74051E102    7,917    525,000   SH         SOLE               525,000
RIGEL PHARMACEUTICALS INC      COM NEW   766559603    6,365    675,000   SH         SOLE               675,000
SCOTTISH RE GROUP LIMITED      SHS       G73537410    3,190  1,000,000   SH         SOLE             1,000,000
SHOE CARNIVAL INC              COM       824889109    8,679    550,000   SH         SOLE               550,000
SILVERLEAF RESORTS INC         COM       828395103   12,321  2,329,100   SH         SOLE             2,329,100
SKECHERS U S A INC             CL A      830566105    5,525    250,000   SH         SOLE               250,000
STREETTRACKS GOLD TR           GOLD SHS  863307104    7,351    100,000   SH         SOLE               100,000
SUN HEALTHCARE GROUP INC       COM NEW   866933401   10,026    600,000   SH         SOLE               600,000
TEGAL CORP                     COM NEW   879008209    2,774    512,820   SH         SOLE               512,820
TELULAR CORP                   COM NEW   87970T208   12,684  1,825,000   SH         SOLE             1,825,000
TENET HEALTHCARE/NATL MEDICA   COM       88033G100    4,032  1,200,000   SH         SOLE             1,200,000
THERMAGE INC                   COM       88343R101    2,301    325,000   SH         SOLE               325,000
TORTOISE CAP RES CORP          COM       89147N304    3,960    275,000   SH         SOLE               275,000
US AIRWAYS GROUP INC           COM       90341W108    5,250    200,000   SH         SOLE               200,000